Borrowed Funds (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed rate advances from the FHLB	$ 28,000	$ 31,000
Putable advances from the FHLB	$ 5,000	$ 5,000